Revenues by Geographic Region (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information
Revenue by geographic region	100.00%		100.00%		100.00%
United States
Segment Reporting Information
Revenue by geographic region	94.00%		94.00%		96.00%
Canada
Segment Reporting Information
Revenue by geographic region	6.00%		6.00%		4.00%
Other countries
Segment Reporting Information
Revenue by geographic region		[1]		[1]		[1]

[1]	Less than 1% of revenue